EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES - 2007-A SERIES
Monthly Servicer's Statement
for the month ended February 29, 2008

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	55.56%
From	01-Feb-08	15-Feb-08	17-Mar-08	Floating Allocation Percentage at Month-End	58.62%
To	29-Feb-08	17-Mar-08
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2007-A balances were:		Payment Date	Period	Period
		5/17/2010	11/1/2009	No
Notes	$1,000,000,000.00

Principal Amount of Debt	$1,000,000,000.00
Required Overcollateralization	133,144,476.00
Incremental Overcollateralization Amount	0.00
Series Nominal Liquidation Amount	$1,133,144,476.00

Required Participation Amount	1,198,144,476.00		Accumulation Account
Excess Receivables	734,735,909.31		Beginning	$0.00

Total Collateral	$1,932,880,385.31		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	193.29%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	3.121250%
Beginning Gross Principal Pool Balance	$3,758,075,115.52		Applicable Margin	0.000000%
Total Principal Collections	(1,370,610,747.15)			3.121250%
Investment in New Receivables	1,456,553,458.75
Receivables Added for Additional Accounts	-			Actual	Per $1000
Repurchases	(31,637,409.86)		Interest	$2,687,743.06	$2.83
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$2.83
Less Net CMA Offset	(328,184,859.51)
Less Servicing Adjustment	(5,010,864.27)		Total Due Investors	$2,687,743.06	3.121250%
Ending Balance	$3,479,184,693.48		Servicing Fee	944,287.06
			Excess Cash Flow	$2,377,691.73
SAP for Next Period	55.56%

Average Receivable Balance	$3,422,520,272.48
Monthly Payment Rate	40.05%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	7,500,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$18,452,132.71
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$18,452,132.71